Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Schedule of cash and cash equivalents

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Bank accounts	3,347	16,926
Short term deposits	2,500	7,000
Total cash and cash equivalents	5,847	23,926